CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 6,258,699		$ (7,620,693)
Changes in operating assets and liabilities
Net cash provided by operating activities	(797,087)		(935,337)
Cash flows from investing activities:
Net cash used in investing activities			(215,252,875)
Cash flows from financing activities:
Payments for capitalized offering costs			(525,071)
Net cash used in financing activities			217,249,929
Net change in cash and cash equivalents	(797,087)		1,061,717
Cash and cash equivalents at beginning of period	1,061,717		0
Cash and cash equivalents at end of period	264,630		1,061,717	$ 1,061,717
OLD PlayStudios, Inc.
Cash flows from operating activities:
Net income	5,918,000	$ 5,492,000		12,807,000	[1],[2]	$ 13,614,000	[1],[2]	$ 2,822,000	[1],[2]
Adjustments:
Depreciation and amortization	6,034,000	5,388,000		22,192,000		25,154,000		16,246,000
Amortization of loan costs	20,000					59,000		35,000
Stock-based compensation expense	900,000	625,000		3,519,000		5,884,000		10,902,000
Deferred income tax benefit	(110,000)	(828,000)		(3,704,000)		2,349,000		1,907,000
Loss on disposal of equipment	1,000			2,000		28,000		1,297,000
Loss on foreign currency translation	241,000	188,000		(469,000)		(343,000)		503,000
Changes in operating assets and liabilities
Receivables	(10,311,000)	(6,271,000)		(2,367,000)		(517,000)		893,000
Income tax receivable	1,021,000	821,000		(4,902,000)		(938,000)		(1,119,000)
Prepaid expenses and other current assets	(164,000)	255,000		(8,000)		(202,000)		(909,000)
Accounts payable & accrued liabilities	1,220,000	(290,000)		21,975,000		(1,591,000)		3,855,000
Other	28,000	85,000		(781,000)		(137,000)		(564,000)
Net cash provided by operating activities	4,798,000	5,465,000		48,400,000		36,088,000		36,728,000
Cash flows from investing activities:
Purchase of property and equipment	(197,000)	(348,000)		(1,847,000)		(4,296,000)		(3,569,000)
Additions to internal-use software	(6,710,000)	(5,778,000)		(25,155,000)		(20,996,000)		(20,844,000)
Additions to notes receivable	(5,034,000)
Net cash used in investing activities	(11,941,000)	(6,126,000)		(27,002,000)		(25,292,000)		(24,409,000)
Cash flows from financing activities:
Proceeds from option exercises	808,000	21,000		992,000		754,000		550,000
Payments for capitalized offering costs	(2,968,000)			(2,087,000)
Net cash used in financing activities	(2,160,000)	21,000		(3,635,000)		(7,348,000)		(4,133,000)
Foreign currency translation	(149,000)	(24,000)		142,000		(26,000)		(343,000)
Net change in cash and cash equivalents	(9,452,000)	(664,000)		17,905,000		3,422,000		7,843,000
Cash and cash equivalents at beginning of period	48,927,000	31,022,000		31,022,000		27,600,000		19,757,000
Cash and cash equivalents at end of period	39,475,000	30,358,000	$ 48,927,000	48,927,000		31,022,000		27,600,000
Supplemental cash flow disclosures:
Interest paid	27,000			53,000		233,000		259,000
Income taxes paid, net of refunds	487,000	382,000		7,015,000		2,046,000		2,145,000
Non-cash Investing and Financing Activities:
Capitalization of stock-based compensation	209,000	$ 162,000		$ 605,000		$ 912,000		$ 1,405,000
Capitalization of deferred transaction costs included in accrued liabilities and accounts payable	263,000
Addition to note receivable included in accrued liabilities	$ 2,500,000

[1]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, International. As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[2]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, PlayStudios International Limited (“International”). As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.